Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
6.      Investments:

A summary of investments classified as current assets at December 31, 2011 and 2010 is as follows (in thousands):

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	and Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale	$146,594	$145,977	$253,273	$253,589
Other investments, including accrued interest income	4,113	4,158	11,067	10,983
Total current investments	$150,707	$150,135	$264,340	$264,572

The amortized cost, gross unrealized gains and losses and estimated fair value of available for sale investments classified as current assets at December 31, 2011 and 2010 are as follows (in thousands):

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government and agencies	$139,940	$13	$1	$139,952
All other corporates	5,649	70	–	5,719
Total fixed maturities	145,589	83	1	145,671

Other investments	1,005	–	699	306
Total current available for sale investments	$146,594	$83	$700	$145,977

2010
Bonds and notes:
U.S. Government and agencies	$246,996	$21	$–	$247,017
All other corporates	6,277	300	5	6,572
Total fixed maturities	$253,273	$321	$5	$253,589

A summary of non-current investments at December 31, 2011 and 2010 is as follows (in thousands):

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	And Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale:
Fortescue	$115,703	$569,256	$219,723	$1,659,617
Inmet	504,006	708,193	504,006	862,481
Other investments available for sale	724,664	776,444	1,067,928	1,144,141
Other investments:
Private equity funds	85,528	85,528	86,944	86,944
Non-agency mortgage-backed bond
securitization portfolio	1,649	1,649	3,304	3,304
FMG zero coupon note component	40,801	40,801	36,268	36,268
Other non-publicly traded investments	45,298	45,004	40,114	39,904
Total non-current investments	$1,517,649	$2,226,875	$1,958,287	$3,832,659

In August 2006, pursuant to a subscription agreement with Fortescue Metals Group Ltd ("Fortescue") and its subsidiary, FMG, the Company invested an aggregate of $408,030,000, including expenses, in Fortescue's Pilbara iron ore and infrastructure project in Western Australia.  In exchange for its cash investment, the Company received 264,000,000 common shares of Fortescue, and a $100,000,000 unsecured note of FMG that matures in August 2019 (the "FMG Note").  In July 2007, Fortescue sold new common shares in an underwritten public offering to raise additional capital for its mining project and to fund future growth.  In connection with this offering, the Company exercised its pre-emptive rights to maintain its ownership position and acquired an additional 13,986,000 common shares of Fortescue for $44,217,000.  Fortescue is a publicly traded company on the Australian Stock Exchange (Symbol: FMG).

During 2010, the Company sold 30,000,000 common shares of Fortescue for net cash proceeds of $121,498,000, which resulted in the recognition of a net securities gain of $94,918,000.  During 2011, the Company sold 117,400,000 common shares of Fortescue for net cash proceeds of $732,217,000, which resulted in the recognition of net securities gains of $628,197,000.  At December 31, 2011, non-current available for sale investments include 130,586,000 common shares of Fortescue.  In January 2012, the Company sold 100,000,000 Fortescue common shares for net cash proceeds of $506,490,000, and will record a net securities gain of $417,887,000 during the three month period ending March 31, 2012.

Interest on the FMG Note is calculated as 4% of the revenue, net of government royalties, invoiced from the iron ore produced from the project's Cloud Break and Christmas Creek areas, which commenced production in May 2008.  Interest is payable semi-annually within 30 days of June 30th and December 31st of each year; however, cash interest payments due in 2008 and 2009 were deferred by FMG due to covenants contained in the project's senior secured debt (for periods prior to January 1, 2010).  Any interest payment that was deferred earned simple interest at an annual rate of 9.5%.  Inasmuch as the senior secured debt was redeemed in 2010, the covenants requiring the deferral of interest no longer apply, and FMG has been paying interest when due.

The Company's initial Fortescue investment was allocated to the common shares acquired, using the market value on the acquisition date, a 13 year zero-coupon note and a prepaid mining interest.  The zero-coupon note component of this investment is being accounted for as a loan-like instrument, with income being recognized as the note is accreted up to its face value of $100,000,000, using a rate of 12.5%.  It is classified with other non-current investments.  The prepaid mining interest, which is being amortized to expense as the 4% of revenue is earned (using the units of production method), is classified as other current and non-current assets with an aggregate balance of $152,521,000 and $164,321,000 at December 31, 2011 and 2010, respectively.  Amounts recognized in the consolidated statements of operations for each of the three years in the period ended December 31, 2011 related to the FMG Note are as follows (in thousands):

	2011	2010	2009

Classified as investment and other income:
Interest income on FMG Note	$214,455	$149,257	$66,079
Interest accreted on zero-coupon note component	$4,533	$4,030	$3,582

Amortization expense on prepaid mining interest	$11,800	$9,943	$7,293

The aggregate book values of the various components of the FMG Note, net of accrued withholding taxes on interest, totaled $290,415,000 and $276,148,000 at December 31, 2011 and 2010, respectively.

In August 2010, the Company was advised that Fortescue is asserting that FMG is entitled to issue additional notes identical to the FMG Note in an unlimited amount.  Fortescue further claims that any interest to be paid on additional notes can dilute, on a pro rata basis, the Company's entitlement to the above stated interest of 4% of net revenue.  The Company does not believe that FMG has the right to issue additional notes which affect the Company's interest or that the interpretation by Fortescue of the terms of the FMG Note, as currently claimed by Fortescue, reflects the agreement between the parties.

In September 2010, the Company filed a Writ of Summons against Fortescue, FMG and Fortescue's then Chief Executive Officer in the Supreme Court of Western Australia.  The Writ of Summons seeks, among other things, an injunction restraining the issuance of any additional notes identical to the FMG Note and damages.  If the litigation is ultimately determined adversely to the Company and additional notes are issued, the Company's future cash flows from the FMG Note and future results of operations would be significantly and adversely affected to the extent of the dilution resulting from the issuance of such additional notes.  In addition, the Company would have to evaluate whether the prepaid mining interest had become impaired.  The amount of the impairment, if any, would depend upon the amount of new notes issued and the resulting dilution, plus the Company's projection of future interest payable on the FMG Note.

At December 31, 2011 and 2010, non-current investments include 11,042,413 common shares of Inmet, or approximately 15.9% of Inmet's outstanding shares. The Inmet shares have registration rights and may be sold without restriction in accordance with applicable securities laws.  See Note 4 for more information about the acquisition of the Inmet shares.

Non-current other non-publicly traded investments are accounted for under the cost method of accounting, reduced for impairment charges when appropriate.

The amortized cost, gross unrealized gains and losses and estimated fair value of non-current investments classified as available for sale at December 31, 2011 and 2010 are as follows (in thousands):

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government-Sponsored Enterprises	$609,617	$12,683	$109	$622,191
All other corporates	66,960	636	1,054	66,542
Total fixed maturities	676,577	13,319	1,163	688,733

Equity securities:
Common stocks:
Banks, trusts and insurance companies	22,084	28,887	–	50,971
Industrial, miscellaneous and all other	644,717	669,270	299	1,313,688
Total equity securities	666,801	698,157	299	1,364,659

Other investments	995	–	494	501
	$1,344,373	$711,476	$1,956	$2,053,893

2010
Bonds and notes:
U.S. Government and agencies	$7,806	$–	$90	$7,716
U.S. Government-Sponsored Enterprises	815,066	10,564	2,247	823,383
All other corporates	191,851	917	235	192,533
Total fixed maturities	1,014,723	11,481	2,572	1,023,632

Equity securities:
Common stocks:
Banks, trusts and insurance companies	16,340	32,936	–	49,276
Industrial, miscellaneous and all other	760,594	1,833,229	492	2,593,331
Total equity securities	776,934	1,866,165	492	2,642,607

	$1,791,657	$1,877,646	$3,064	$3,666,239

The amortized cost and estimated fair value of non-current investments classified as available for sale at December 31, 2011, by contractual maturity, are shown below.  Expected maturities are likely to differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	Cost	Fair Value
	(In thousands)

Due after one year through five years	$24,918	$25,024
Due after five years through ten years	–	–
Due after ten years	–	–
	24,918	25,024
Mortgage-backed and asset-backed securities	651,659	663,709
	$676,577	$688,733
At December 31, 2011, the unrealized losses on investments which have been in a continuous unrealized loss position for less than 12 months and for 12 months or longer were not significant.

Securities with book values of $4,615,000 at December 31, 2010 collateralized certain swap agreements and a letter of credit.